Condensed Consolidating Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 627	$ 652	$ 961	$ 1,612	$ 1,612
Intercompany accounts receivable	0	0
Margin deposits and guaranty funds	51,169	47,458
Intercompany note receivable- short term	0	0
Other current assets	1,517	2,122
Total current assets	53,313	50,232
Property and equipment, net	1,037	874
Other non-current assets:
Goodwill and other intangible assets, net	22,837	16,315
Investment in subsidiary	0	0
Intercompany note receivable	0	0
Other Assets, Noncurrent, Condensed	800	833
Other non-current assets	238	157
Total other non-current assets	23,637	17,148
Total assets	77,987	68,254
Current liabilities:
Short-term debt	2,591	2,042
Margin deposits and guaranty funds	51,169	47,458
Intercompany payable	0	0
Note payable to affiliates	0	0
Other current liabilities	983	936
Total current liabilities	54,743	50,436
Non-current liabilities:
Noncurrent deferred tax liability, net	2,837	2,028
Long-term debt	4,717	2,235
Note payable to affiliates	0	0
Other non-current liabilities	3,652	3,026
Total non-current liabilities	8,369	5,261
Total liabilities	63,112	55,697
Redeemable non-controlling interest	35	165
Equity:
Total shareholders’ equity	14,808	12,360
Non-controlling interest in consolidated subsidiaries	32	32
Total shareholders’ equity	14,840	12,392	12,381	3,677
Total liabilities and equity	77,987	68,254
ICE Group, Inc. (Parent)
Current assets:
Cash and cash equivalents	1	6	2	0
Intercompany accounts receivable	3,176	2,793
Margin deposits and guaranty funds	0	0
Intercompany note receivable- short term	0	0
Other current assets	5	60
Total current assets	3,182	2,859
Property and equipment, net	0	0
Other non-current assets:
Goodwill and other intangible assets, net	0	0
Investment in subsidiary	21,120	13,682
Intercompany note receivable		0
Other Assets, Noncurrent, Condensed	20	13
Total other non-current assets	21,140	13,695
Total assets	24,322	16,554
Current liabilities:
Short-term debt	2,591	905
Margin deposits and guaranty funds	0	0
Intercompany payable	0	0
Note payable to affiliates	358	344
Other current liabilities	36	30
Total current liabilities	2,985	1,279
Non-current liabilities:
Long-term debt	3,865	1,382
Note payable to affiliates	2,629	1,516
Other non-current liabilities	35	17
Total non-current liabilities	6,529	2,915
Total liabilities	9,514	4,194
Redeemable non-controlling interest	0	0
Equity:
Total shareholders’ equity	14,808	12,360
Non-controlling interest in consolidated subsidiaries	0	0
Total shareholders’ equity	14,808	12,360
Total liabilities and equity	24,322	16,554
Subsidiary Guarantor - NYSE Euronext Holdings, LLC
Current assets:
Cash and cash equivalents	0	5	0	0
Intercompany accounts receivable	0	0
Margin deposits and guaranty funds	0	0
Intercompany note receivable- short term	705	313
Other current assets	0	1,173
Total current assets	705	1,491
Property and equipment, net	0	0
Other non-current assets:
Goodwill and other intangible assets, net	0	0
Investment in subsidiary	9,840	9,572
Intercompany note receivable	3,128	2,790
Other Assets, Noncurrent, Condensed	10	11
Total other non-current assets	12,978	12,373
Total assets	13,683	13,864
Current liabilities:
Short-term debt	0	1,137
Margin deposits and guaranty funds	0	0
Intercompany payable	1,784	1,933
Note payable to affiliates	0	0
Other current liabilities	0	0
Total current liabilities	1,784	3,070
Non-current liabilities:
Long-term debt	852	853
Note payable to affiliates	741	0
Other non-current liabilities	0	0
Total non-current liabilities	1,593	853
Total liabilities	3,377	3,923
Redeemable non-controlling interest	0	0
Equity:
Total shareholders’ equity	10,306	9,941
Non-controlling interest in consolidated subsidiaries	0	0
Total shareholders’ equity	10,306	9,941
Total liabilities and equity	13,683	13,864
Subsidiary Non-Guarantors
Current assets:
Cash and cash equivalents	626	641	959	1,612
Intercompany accounts receivable	0	529
Margin deposits and guaranty funds	51,169	47,458
Intercompany note receivable- short term	77	31
Other current assets	1,512	949
Total current assets	53,384	49,608
Property and equipment, net	1,037	874
Other non-current assets:
Goodwill and other intangible assets, net	22,837	16,315
Investment in subsidiary	0	0
Intercompany note receivable	3,370	1,516
Other Assets, Noncurrent, Condensed	770	809
Total other non-current assets	26,977	18,640
Total assets	81,398	69,122
Current liabilities:
Short-term debt	0	0
Margin deposits and guaranty funds	51,169	47,458
Intercompany payable	1,392	1,389
Note payable to affiliates	424	0
Other current liabilities	947	966
Total current liabilities	53,932	49,813
Non-current liabilities:
Long-term debt	0	0
Note payable to affiliates	3,128	2,790
Other non-current liabilities	3,617	3,009
Total non-current liabilities	6,745	5,799
Total liabilities	60,677	55,612
Redeemable non-controlling interest	35	165
Equity:
Total shareholders’ equity	20,654	13,313
Non-controlling interest in consolidated subsidiaries	32	32
Total shareholders’ equity	20,686	13,345
Total liabilities and equity	81,398	69,122
Consolidating Adjustments
Current assets:
Cash and cash equivalents	0	0	$ 0	$ 0
Intercompany accounts receivable	(3,176)	(3,322)
Margin deposits and guaranty funds	0	0
Intercompany note receivable- short term	(782)	(344)
Other current assets	0	(60)
Total current assets	(3,958)	(3,726)
Property and equipment, net	0	0
Other non-current assets:
Goodwill and other intangible assets, net	0	0
Investment in subsidiary	(30,960)	(23,254)
Intercompany note receivable	(6,498)	(4,306)
Other Assets, Noncurrent, Condensed	0	0
Total other non-current assets	(37,458)	(27,560)
Total assets	(41,416)	(31,286)
Current liabilities:
Short-term debt	0	0
Margin deposits and guaranty funds	0	0
Intercompany payable	(3,176)	(3,322)
Note payable to affiliates	(782)	(344)
Other current liabilities	0	(60)
Total current liabilities	(3,958)	(3,726)
Non-current liabilities:
Long-term debt	0	0
Note payable to affiliates	(6,498)	(4,306)
Other non-current liabilities	0	0
Total non-current liabilities	(6,498)	(4,306)
Total liabilities	(10,456)	(8,032)
Redeemable non-controlling interest	0	0
Equity:
Total shareholders’ equity	(30,960)	(23,254)
Non-controlling interest in consolidated subsidiaries	0	0
Total shareholders’ equity	(30,960)	(23,254)
Total liabilities and equity	$ (41,416)	$ (31,286)